INCOME TAX - Tax rate (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
INCOME TAX
Income Tax Expense (Benefit)	¥ 12,139	¥ 4,436
Effective tax rate (as a percent)	(1.90%)	(1.50%)
PRC enterprise income tax rate (as a percent)	25.00%